Summary of future minimum lease payments (Details) - USD ($)	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Total future lease payments	$ 129,276	$ 259,281	$ 175,662
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Total future lease payments		217,187	183,789
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Five years and over		135,680	127,361
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Five years and over		46,240	28,214
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Five years and over		35,267	28,214
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Five years and over